Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023	December 31, 2022
Marine	165,583	871,876	18,459
H2 Infra	—	—	—
H2 Industry	—	—	—
Total assets held for sale	165,583	871,876	18,459

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2023	40,523	18,459	18,459	—	22,064

Assets transferred to assets held for sale
Alice	86,153	61,626	61,626	—	24,528
Anne	86,617	62,820	62,820	—	23,797
Aquitaine	90,453	58,657	58,657	—	31,796
Dominica	82,840	52,826	52,826	—	30,014
Desirade	86,153	56,071	56,071	—	30,082
Alboran	86,503	56,367	56,367	—	30,136
Aral	86,797	56,445	56,445	—	30,352
Andaman	87,130	56,636	56,636	—	30,494
Hatteras	90,337	59,368	59,368	—	30,969
Delos	113,020	83,611	83,611	—	29,409
Doris	113,330	84,438	84,438	—	28,892
Derius	104,670	81,458	81,458	—	23,212
Camus	123,797	92,228	92,228	—	31,569
Oceania	43,120	8,294	8,294	—	34,826
Corporate	2,000	1,031	1,031	—	969

Assets sold from assets held for sale
Cap Charles	(40,523)	(18,459)	(18,459)	—	(22,064)

At December 31, 2023	1,282,920	871,876	871,876	—	411,044

At January 1, 2024	1,282,920	871,876	871,876	—	411,044

Assets transferred to assets held for sale
Cap Lara	33,213	14,437	14,437	—	18,776
Alsace	96,850	69,388	69,388	—	27,462
Ingrid	—	44,811	44,811	—	—
Hakata	—	36,899	36,899	—	—
Windcat 6	275	48	48	—	227

Assets sold from assets held for sale
Alice	(86,153)	(61,626)	(61,626)	—	(24,528)
Anne	(86,617)	(62,820)	(62,820)	—	(23,797)
Aquitaine	(90,453)	(58,657)	(58,657)	—	(31,796)
Dominica	(82,840)	(52,826)	(52,826)	—	(30,014)

Desirade	(86,153)	(56,071)	(56,071)	—	(30,082)
Alboran	(86,503)	(56,367)	(56,367)	—	(30,136)
Aral	(86,797)	(56,445)	(56,445)	—	(30,352)
Andaman	(87,130)	(56,636)	(56,636)	—	(30,494)
Hatteras	(90,337)	(59,368)	(59,368)	—	(30,969)
Delos	(113,020)	(83,611)	(83,611)	—	(29,409)
Doris	(113,330)	(84,438)	(84,438)	—	(28,892)
Derius	(104,670)	(81,458)	(81,458)	—	(23,212)
Camus	(123,797)	(92,228)	(92,228)	—	(31,569)
Oceania	(43,120)	(8,294)	(8,294)	—	(34,826)
Corporate	(2,000)	(1,031)	(1,031)	—	(969)

At December 31, 2024	130,337	165,583	165,583	—	46,464